Related parties - Transactions with ING's main subsidiairies, associates and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Assets	€ 976,834	€ 949,250	€ 933,891
Liabilities	919,829	896,448
Subsidiaries | ING Groep N.V.
Disclosure of subsidiaries [line items]
Assets	65,704	56,349
Liabilities	56	55
Income received	1,426	1,158
Expenses paid	4	15
Associates
Disclosure of subsidiaries [line items]
Assets	121	115
Liabilities	309	417
Off-balance sheet commitments	28	24
Income received	12	42
Expenses paid	0	0
Joint ventures
Disclosure of subsidiaries [line items]
Assets	0	0
Liabilities	1	3
Off-balance sheet commitments	0	0
Income received	0	0
Expenses paid	€ 0	€ 0